Debt and Equity Securities (Tables)	12 Months Ended
Dec. 31, 2012
Debt and Equity Securities [Abstract]
Summary of debt and equity securities

	Securities Held-To-Maturity
	In Thousands
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
Mortgage-backed:
Government-sponsored enterprises
(GSEs)* residential	$2,918	122	—	3,040
Obligations of states and political subdivisions	12,590	687	—	13,277

	$15,508	809	—	16,317

	Securities Available-For-Sale
	In Thousands
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
U.S. Government-sponsored enterprises (GSEs)*	$122,110	643	55	122,698
Mortgage-backed:
GSE residential	177,787	3,373	32	181,128
Obligations of states and political subdivisions	13,214	267	29	13,452

	$313,111	4,283	116	317,278

*	Such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks, Federal Farm Credit Banks, and Government National Mortgage Association.

There were no collateralized mortgage obligations at December 31, 2011. Included in mortgage-backed GSE residential available for sale securities are collateralized mortgage obligations totaling $9,262,000 (fair value of $9,357,000) at December 31, 2012.

The Company’s classification of securities at December 31, 2011 is as follows:

	Securities Held-To-Maturity
	In Thousands
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
Mortgage-backed:
Government-sponsored enterprises
(GSEs)* residential	$2,425	103	—	2,528
Obligations of states and political subdivisions	12,039	699	—	12,738

	$14,464	802	—	15,266

	Securities Available-For-Sale
	In Thousands
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
U.S. Government-sponsored enterprises (GSEs)*	$114,819	268	161	114,926
Mortgage-backed:
GSE residential	192,989	1,379	201	194,167
Obligations of states and political subdivisions	1,521	117	—	1,638

	$309,329	1,764	362	310,731

*	Such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation,

Federal Home Loan Banks, Federal Farm Credit Banks, and Government National Mortgage Association.

Maturity of amortized cost and estimated market value of debt securities

	In Thousands
Securities Held-To-Maturity		Estimated
	Amortized	Market
	Cost	Value
Due in one year or less	$1,881	1,895
Due after one year through five years	5,509	5,833
Due after five years through ten years	3,542	3,752
Due after ten years	1,658	1,797

	12,590	13,277
Mortgage-backed securities	2,918	3,040

	$15,508	16,317

	In Thousands
Securities Available-For-Sale		Estimated
	Amortized	Market
	Cost	Value
Due in one year or less	$2,009	2,013
Due after one year through five years	25,198	25,321
Due after five years through ten years	97,812	98,489
Due after ten years	10,305	10,327

	135,324	136,150
Mortgage-backed securities	177,787	181,128

	$313,111	317,278

Sales of debt and equity securities

	In Thousands
	2012	2011	2010
Gross proceeds	$37,353	26,452	59,532

Gross realized gains	$261	192	551
Gross realized losses	2	—	19

Net realized gains	$259	192	532

Gross unrealized losses and fair value of the Company's investments

	In Thousands, Except Number of Securities
	Less than 12 Months			12 Months or More			Total
			Number			Number
			of			of
	Fair	Unrealized	Securities	Fair	Unrealized	Securities	Fair	Unrealized
	Value	Losses	Included	Value	Losses	Included	Value	Losses
Held to Maturity Securities:
Debt securities:
Mortgage-backed:
GSE residential	$—	$—	—	$—	$—	—	$—	$—
Obligations of states and political subdivisions	—	—	—	—	—	—	—	—

	$—	$—	—	$—	$—	—	$—	$—

Available-for-Sale Securities:
Debt securities:
GSEs	$22,159	$55	9	$—	$—	—	$22,159	$55
Mortgage-backed:

GSE residential	7,244	32	3	—	—	—	7,244	32
Obligations of states and political subdivisions	3,398	29	10	—	—	—	3,398	29

	$32,801	$116	22	$—	$—	—	$32,801	$116